MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
HELD TO MATURITY
Amortized Cost	$ 22,047	$ 26,420
Gross Unrealized Gains	551	864
Gross Unrealized Losses	(118)	(328)
Total	22,480	26,956
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	215,335	139,268
Gross Unrealized Gains	1,778	989
Gross Unrealized Losses	(2,097)	(259)
Total	215,016	139,998
Agency [Member]
HELD TO MATURITY
Amortized Cost	212,781	135,621
Gross Unrealized Gains	1,370	368
Gross Unrealized Losses	(2,097)	(256)
Total	212,054	135,733
Private-label [Member]
HELD TO MATURITY
Amortized Cost	2,554	3,647
Gross Unrealized Gains	408	621
Gross Unrealized Losses		(3)
Total	$ 2,962	$ 4,265